Net (Loss) / Income Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (Loss) / Income Per Share

Note 3. Net (Loss) / Income Per Share

The Company calculates basic and diluted net (loss) / income per share in accordance with ASC Topic 260, Earnings per Share. Basic net (loss) / income per share is based on the weighted-average number of shares of the Company’s common stock outstanding during the applicable period and is calculated by dividing the reported net (loss) / income for the applicable period by the weighted-average number of shares of common stock outstanding during the applicable period. Diluted net (loss) / income per share is calculated by dividing the reported net (loss) / income for the applicable period by the weighted-average number of shares of common stock outstanding during the applicable period, as adjusted to give effect to the exercise or conversion of all potentially dilutive securities outstanding at the end of the applicable period.

	June 30, 2021	June 30, 2020
Revenue	$32,514,358	$25,099,382
Loss from continuing operations	$(2,229,564)	(1,262,406)
Net income (loss)	$1,449,762	(3,992,426)
Net Income (loss) Attributed to Shareholders	$1,155,457	(3,754,996)
Net income (loss) per share – basic	$0.20	$(.55)
Net income (loss) per share – diluted	$0.15	$(.55)
Weighted average number of shares outstanding – basic	7,408,921	7,469,951
Weighted average number of shares outstanding – diluted	7,871,453	7,469,951

Note 3. Net Loss Per Share

The Company calculates basic and diluted net loss per share in accordance with ASC Topic 260, Earnings per Share. Basic net loss per share is based on the weighted-average number of shares of the Company’s common stock outstanding during the applicable period and is calculated by dividing the reported net loss for the applicable period by the weighted-average number of shares of common stock outstanding during the applicable period. Diluted net loss per share is calculated by dividing the reported net loss for the applicable period by the weighted-average number of shares of common stock outstanding during the applicable period, as adjusted to give effect to the exercise or conversion of all potentially dilutive securities outstanding at the end of the applicable period.

All of the shares of common stock underlying exercisable or convertible securities that were outstanding at December 31, 2020 and 2019 were excluded from the computation of diluted net loss per share for the years ended December 31, 2020 and 2019 because they were anti-dilutive. As a result, basic net loss per share was equal to diluted net loss per share for the years ended December 31, 2020 and 2019.